Tax - Summary of Tax on (Loss)/Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income tax [line items]
Current period	$ 261	$ 183		$ 139
Adjustments in respect of prior periods	12	(7)		4
Current tax	273	176		143
Origination and reversal of temporary differences	(20)	(7)		(21)
Changes in tax rates and tax laws	2	0		(25)
Adjustments to unprovided or unrecognised deferred tax	5	(2)		2
Adjustments in respect of prior periods	0	(3)		(3)
Deferred tax	(13)	(12)		(47)
Income tax charge/(credit) for the year	260	164	[1]	96	[1]
United Kingdom [member]
Income tax [line items]
Current period	16	6		1
Adjustments in respect of prior periods	0	(2)
Current tax	16	4		1
Origination and reversal of temporary differences	1	(1)		(7)
Changes in tax rates and tax laws	0	0		(25)
Adjustments to unprovided or unrecognised deferred tax	0	(2)		2
Adjustments in respect of prior periods	1	2		1
Deferred tax	2	(1)		(29)
Income tax charge/(credit) for the year	18	3		(28)
Foreign tax [member]
Income tax [line items]
Current period	245	177		138
Adjustments in respect of prior periods	12	(5)		4
Current tax	257	172		142
Origination and reversal of temporary differences	(21)	(6)		(14)
Changes in tax rates and tax laws	2	0
Adjustments to unprovided or unrecognised deferred tax	5	0
Adjustments in respect of prior periods	(1)	(5)		(4)
Deferred tax	(15)	(11)		(18)
Income tax charge/(credit) for the year	$ 242	$ 161		$ 124

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).